UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00859

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2019

Massachusetts Investors Growth Stock Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MIG-SEM

Massachusetts Investors Growth Stock Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. Those concerns dissipated in the early months of 2019 due to the more dovish posture of the U.S. Federal Reserve and other global central banks, reported progress toward a trade pact between the United States and China, and action against a no-deal Brexit by the British Parliament. However, a last-minute breakdown in negotiations between the U.S. and China derailed the market’s momentum and increased concerns over the future pace of global growth. Compounding Brexit uncertainty was the resignation of British Prime Minister Theresa May, potentially ushering in a harder form of Brexit than she had advocated. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slower global growth. Inflation remains largely subdued globally, which is encouraging for asset markets. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions. Interest rates have fallen as a result of these challenges, and easier central bank policies are anticipated by markets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

July 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	6.0%
Microsoft Corp.	4.9%
Accenture PLC, “A”	3.8%
Visa, Inc., “A”	3.5%
Aon PLC	2.8%
Thermo Fisher Scientific, Inc.	2.6%
Apple, Inc.	2.4%
Texas Instruments, Inc.	2.4%
Fidelity National Information Services, Inc.	2.2%
Comcast Corp., “A”	2.2%

GICS equity sectors (g)
Information Technology	28.4%
Consumer Discretionary	14.6%
Health Care	13.7%
Communication Services	10.2%
Industrials	9.8%
Financials	9.2%
Consumer Staples	7.8%
Materials	4.7%
Energy	0.1%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of May 31, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2018 through May 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2018 through May 31, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/18	Ending Account Value 5/31/19	Expenses Paid During Period (p) 12/01/18-5/31/19
A	Actual	0.71%	$1,000.00	$1,074.01	$3.67
	Hypothetical (h)	0.71%	$1,000.00	$1,021.39	$3.58
B	Actual	1.47%	$1,000.00	$1,069.82	$7.59
	Hypothetical (h)	1.47%	$1,000.00	$1,017.60	$7.39
C	Actual	1.48%	$1,000.00	$1,069.57	$7.64
	Hypothetical (h)	1.48%	$1,000.00	$1,017.55	$7.44
I	Actual	0.48%	$1,000.00	$1,074.90	$2.48
	Hypothetical (h)	0.48%	$1,000.00	$1,022.54	$2.42
R1	Actual	1.48%	$1,000.00	$1,069.60	$7.64
	Hypothetical (h)	1.48%	$1,000.00	$1,017.55	$7.44
R2	Actual	0.98%	$1,000.00	$1,072.27	$5.06
	Hypothetical (h)	0.98%	$1,000.00	$1,020.04	$4.94
R3	Actual	0.73%	$1,000.00	$1,073.73	$3.77
	Hypothetical (h)	0.73%	$1,000.00	$1,021.29	$3.68
R4	Actual	0.48%	$1,000.00	$1,074.74	$2.48
	Hypothetical (h)	0.48%	$1,000.00	$1,022.54	$2.42
R6	Actual	0.38%	$1,000.00	$1,075.31	$1.97
	Hypothetical (h)	0.38%	$1,000.00	$1,023.04	$1.92
529A	Actual	0.76%	$1,000.00	$1,073.67	$3.93
	Hypothetical (h)	0.76%	$1,000.00	$1,021.14	$3.83
529B	Actual	1.53%	$1,000.00	$1,069.32	$7.89
	Hypothetical (h)	1.53%	$1,000.00	$1,017.30	$7.70
529C	Actual	1.53%	$1,000.00	$1,069.50	$7.89
	Hypothetical (h)	1.53%	$1,000.00	$1,017.30	$7.70

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A, Class B, and Class 529A shares, this rebate reduced the expense ratios above by 0.02%, 0.01%, and 0.02%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

5/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.5%

Issuer	Shares/Par	Value ($)
Aerospace - 1.9%
United Technologies Corp.	1,034,935	$130,712,291

Apparel Manufacturers - 5.9%
Adidas AG	256,175	$73,320,825
LVMH Moet Hennessy Louis Vuitton SE	385,952	146,232,493
NIKE, Inc., “B”	1,569,627	121,081,027
VF Corp.	973,923	79,744,815

		$420,379,160
Broadcasting - 0.5%
Walt Disney Co.	243,483	$32,149,498

Brokerage & Asset Managers - 4.6%
Blackstone Group LP	3,258,935	$123,350,690
Charles Schwab Corp.	1,283,911	53,423,536
CME Group, Inc.	188,574	36,228,837
TD Ameritrade Holding Corp.	2,187,776	108,841,856

		$321,844,919
Business Services - 12.5%
Accenture PLC, “A”	1,502,284	$267,511,712
Cognizant Technology Solutions Corp., “A”	1,870,530	115,841,923
Equifax, Inc.	548,741	66,342,787
Experian PLC	1,900,922	57,455,301
Fidelity National Information Services, Inc.	1,315,769	158,287,011
Fiserv, Inc. (a)	1,431,725	122,927,908
Verisk Analytics, Inc., “A”	680,868	95,321,520

		$883,688,162
Cable TV - 2.2%
Comcast Corp., “A”	3,842,117	$157,526,797

Chemicals - 1.6%
PPG Industries, Inc.	1,066,076	$111,564,853

Computer Software - 4.9%
Microsoft Corp.	2,810,040	$347,545,747

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 2.4%
Apple, Inc.	979,419	$171,466,884

Construction - 1.7%
Sherwin-Williams Co.	290,096	$121,680,767

Consumer Products - 6.0%
Church & Dwight Co., Inc.	513,637	$38,219,729
Colgate-Palmolive Co.	2,150,155	149,693,791
Estee Lauder Cos., Inc., “A”	648,171	104,374,976
L’Oréal S.A.	174,388	46,834,138
Reckitt Benckiser Group PLC	1,035,003	83,063,739

		$422,186,373
Electrical Equipment - 4.1%
Amphenol Corp., “A”	1,151,298	$100,162,926
Fortive Corp.	1,051,831	80,096,931
Mettler-Toledo International, Inc. (a)	153,778	111,195,334

		$291,455,191
Electronics - 5.0%
Analog Devices, Inc.	1,064,088	$102,812,183
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,274,944	87,244,102
Texas Instruments, Inc.	1,595,457	166,422,120

		$356,478,405
Food & Beverages - 1.8%
PepsiCo, Inc.	1,000,057	$128,007,296

Gaming & Lodging - 2.6%
Flutter Entertainment PLC	596,877	$42,528,781
Marriott International, Inc., “A”	1,118,784	139,668,995

		$182,197,776
Health Maintenance Organizations - 0.8%
Cigna Corp.	389,894	$57,712,110

Insurance - 2.8%
Aon PLC	1,112,002	$200,238,200

Internet - 7.5%
Alibaba Group Holding Ltd., ADR (a)	734,862	$109,685,502
Alphabet, Inc., “A” (a)	383,258	424,074,977

		$533,760,479

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Leisure & Toys - 1.6%
Electronic Arts, Inc. (a)	1,196,316	$111,353,093

Machinery & Tools - 1.9%
Nordson Corp.	1,066,122	$133,926,246

Medical Equipment - 8.3%
Abbott Laboratories	1,827,006	$139,089,967
Becton, Dickinson and Co.	246,532	57,550,430
Danaher Corp.	819,306	108,156,585
Thermo Fisher Scientific, Inc.	683,001	182,347,607
Waters Corp. (a)	511,999	102,763,319

		$589,907,908
Oil Services - 0.1%
Schlumberger Ltd.	164,787	$5,716,461

Other Banks & Diversified Financials - 5.2%
Mastercard, Inc., “A”	493,065	$124,000,917
Visa, Inc., “A”	1,515,840	244,550,467

		$368,551,384
Pharmaceuticals - 3.0%
Elanco Animal Health, Inc. (a)	3,580,376	$111,994,161
Eli Lilly & Co.	313,621	36,361,219
Zoetis, Inc.	592,219	59,843,730

		$208,199,110
Printing & Publishing - 1.8%
Moody’s Corp.	710,927	$130,014,330

Railroad & Shipping - 1.9%
Union Pacific Corp.	786,399	$131,155,625

Restaurants - 2.0%
Starbucks Corp.	1,861,778	$141,606,835

Specialty Chemicals - 1.4%
Ecolab, Inc.	552,494	$101,708,621

Specialty Stores - 2.5%
AutoZone, Inc. (a)	41,988	$43,126,295
TJX Cos., Inc.	2,684,935	135,025,381

		$178,151,676
Total Common Stocks (Identified Cost, $4,042,071,317)		$6,970,886,197

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 1.6%

Issuer	Shares/Par	Value ($)
Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 2.46% (v) (Identified Cost, $113,096,244)	113,099,805	$113,099,805

Other Assets, Less Liabilities - (0.1)%		(4,425,443)
Net Assets - 100.0%		$7,079,560,559

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $113,099,805 and $6,970,886,197, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $4,042,071,317)	$6,970,886,197
Investments in affiliated issuers, at value (identified cost, $113,096,244)	113,099,805
Cash	931
Receivables for
Investments sold	4,162,354
Fund shares sold	5,535,753
Interest and dividends	9,514,518
Receivable from distributor	53,030
Other assets	73,797
Total assets	$7,103,326,385

Liabilities
Payables for
Investments purchased	$15,270,907
Fund shares reacquired	6,001,683
Payable to affiliates
Investment adviser	132,192
Shareholder servicing costs	2,072,289
Program manager fees	93
Payable for independent Trustees’ compensation	15,427
Accrued expenses and other liabilities	273,235
Total liabilities	$23,765,826
Net assets	$7,079,560,559

Net assets consist of
Paid-in capital	$3,875,595,887
Total distributable earnings (loss)	3,203,964,672
Net assets	$7,079,560,559
Shares of beneficial interest outstanding	240,013,093

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,930,323,949	133,525,040	$29.44
Class B	45,851,471	1,821,007	25.18
Class C	84,629,171	3,384,725	25.00
Class I	365,614,005	12,050,218	30.34
Class R1	28,834,223	1,170,654	24.63
Class R2	111,117,474	3,889,239	28.57
Class R3	555,256,462	19,086,018	29.09
Class R4	668,599,128	22,539,919	29.66
Class R6	1,255,830,799	41,345,801	30.37
Class 529A	27,251,137	941,395	28.95
Class 529B	637,472	26,176	24.35
Class 529C	5,615,268	232,901	24.11

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $31.24 [100 / 94.25 x $29.44] and $30.72 [100 / 94.25 x $28.95], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$49,226,966
Income on securities loaned	1,131,617
Dividends from affiliated issuers	611,228
Other	141,130
Foreign taxes withheld	(643,726)
Total investment income	$50,467,215
Expenses
Management fee	$11,354,544
Distribution and service fees	6,658,488
Shareholder servicing costs	3,650,383
Program manager fees	7,979
Administrative services fee	293,255
Independent Trustees’ compensation	51,072
Custodian fee	132,476
Shareholder communications	125,940
Audit and tax fees	35,016
Legal fees	28,799
Miscellaneous	170,501
Total expenses	$22,508,453
Fees paid indirectly	(3,431)
Reduction of expenses by investment adviser and distributor	(359,358)
Net expenses	$22,145,664
Net investment income (loss)	$28,321,551

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$295,063,023
Affiliated issuers	(980)
Foreign currency	(41,862)
Net realized gain (loss)	$295,020,181
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$165,175,068
Affiliated issuers	(1,323)
Translation of assets and liabilities in foreign currencies	(14,112)
Net unrealized gain (loss)	$165,159,633
Net realized and unrealized gain (loss)	$460,179,814
Change in net assets from operations	$488,501,365

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/19 (unaudited)	Year ended 11/30/18

From operations
Net investment income (loss)	$28,321,551	$57,623,850
Net realized gain (loss)	295,020,181	583,485,967
Net unrealized gain (loss)	165,159,633	108,971,256
Change in net assets from operations	$488,501,365	$750,081,073
Total distributions to shareholders	$(615,003,215)	$(475,926,988)
Change in net assets from fund share transactions	$368,055,984	$(696,111,092)
Total change in net assets	$241,554,134	$(421,957,007)

Net assets
At beginning of period	6,838,006,425	7,259,963,432
At end of period	$7,079,560,559	$6,838,006,425

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/19		Year ended
Class A			11/30/18	11/30/17	11/30/16		11/30/15	11/30/14
	(unaudited)
Net asset value, beginning of period	$30.34		$29.26	$24.25	$25.16		$25.38	$22.46

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.22	$0.21	$0.18	(c)	$0.20	$0.14
Net realized and unrealized gain (loss)	1.71		2.77	6.16	0.41		0.51	3.12
Total from investment operations	$1.82		$2.99	$6.37	$0.59		$0.71	$3.26

Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.25)	$(0.18)	$(0.21)		$(0.15)	$(0.11)
From net realized gain	(2.45)		(1.66)	(1.18)	(1.29)		(0.78)	(0.23)
Total distributions declared to shareholders	$(2.72)		$(1.91)	$(1.36)	$(1.50)		$(0.93)	$(0.34)
Net asset value, end of period (x)	$29.44		$30.34	$29.26	$24.25		$25.16	$25.38
Total return (%) (r)(s)(t)(x)	7.40	(n)	10.79	27.71	2.66	(c)	2.90	14.79

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.72	0.74	0.74	(c)	0.74	0.74
Expenses after expense reductions (f)	0.71	(a)	0.70	0.72	0.73	(c)	0.73	0.73
Net investment income (loss)	0.76	(a)	0.75	0.79	0.76	(c)	0.81	0.59
Portfolio turnover	12	(n)	18	24	24		26	26
Net assets at end of period (000 omitted)	$3,930,324		$3,820,208	$3,672,640	$3,276,518		$3,721,313	$3,792,267

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class B			11/30/18		11/30/17	11/30/16		11/30/15	11/30/14
	(unaudited)
Net asset value, beginning of period	$26.24		$25.54		$21.33	$22.28		$22.60	$20.08

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.00	)(w)	$0.01	$(0.00	)(c)(w)	$0.02	$(0.03)
Net realized and unrealized gain (loss)	1.45		2.41		5.39	0.38		0.44	2.78
Total from investment operations	$1.45		$2.41		$5.40	$0.38		$0.46	$2.75

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.05)		$(0.01)	$(0.04)		$—	$—
From net realized gain	(2.45)		(1.66)		(1.18)	(1.29)		(0.78)	(0.23)
Total distributions declared to shareholders	$(2.51)		$(1.71)		$(1.19)	$(1.33)		$(0.78)	$(0.23)
Net asset value, end of period (x)	$25.18		$26.24		$25.54	$21.33		$22.28	$22.60
Total return (%) (r)(s)(t)(x)	6.98	(n)	9.98		26.67	1.96	(c)	2.09	13.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.47		1.49	1.49	(c)	1.49	1.49
Expenses after expense reductions (f)	1.47	(a)	1.46		1.48	1.49	(c)	1.49	1.49
Net investment income (loss)	(0.01	)(a)	(0.02)		0.04	(0.01	)(c)	0.08	(0.16)
Portfolio turnover	12	(n)	18		24	24		26	26
Net assets at end of period (000 omitted)	$45,851		$49,446		$58,530	$62,185		$76,233	$91,986

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class C			11/30/18	11/30/17	11/30/16		11/30/15	11/30/14
	(unaudited)
Net asset value, beginning of period	$26.01		$25.34	$21.19	$22.16		$22.48	$19.97

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.01)	$0.01	$(0.00	)(c)(w)	$0.01	$(0.03)
Net realized and unrealized gain (loss)	1.44		2.40	5.35	0.37		0.45	2.77
Total from investment operations	$1.44		$2.39	$5.36	$0.37		$0.46	$2.74

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.03)	$(0.05)		$—	$—
From net realized gain	(2.45)		(1.66)	(1.18)	(1.29)		(0.78)	(0.23)
Total distributions declared to shareholders	$(2.45)		$(1.72)	$(1.21)	$(1.34)		$(0.78)	$(0.23)
Net asset value, end of period (x)	$25.00		$26.01	$25.34	$21.19		$22.16	$22.48
Total return (%) (r)(s)(t)(x)	6.96	(n)	9.97	26.66	1.94	(c)	2.10	13.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.47	1.49	1.49	(c)	1.49	1.49
Expenses after expense reductions (f)	1.48	(a)	1.47	1.49	1.49	(c)	1.49	1.49
Net investment income (loss)	(0.02	)(a)	(0.04)	0.04	(0.01	)(c)	0.06	(0.16)
Portfolio turnover	12	(n)	18	24	24		26	26
Net assets at end of period (000 omitted)	$84,629		$87,033	$223,841	$233,753		$255,568	$267,749

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class I			11/30/18	11/30/17	11/30/16		11/30/15	11/30/14
	(unaudited)
Net asset value, beginning of period	$31.23		$30.03	$24.87	$25.76		$25.97	$22.98

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.30	$0.27	$0.24	(c)	$0.27	$0.19
Net realized and unrealized gain (loss)	1.75		2.85	6.32	0.43		0.52	3.19
Total from investment operations	$1.90		$3.15	$6.59	$0.67		$0.79	$3.38

Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.29)	$(0.25)	$(0.27)		$(0.22)	$(0.16)
From net realized gain	(2.45)		(1.66)	(1.18)	(1.29)		(0.78)	(0.23)
Total distributions declared to shareholders	$(2.79)		$(1.95)	$(1.43)	$(1.56)		$(1.00)	$(0.39)
Net asset value, end of period (x)	$30.34		$31.23	$30.03	$24.87		$25.76	$25.97
Total return (%) (r)(s)(t)(x)	7.49	(n)	11.08	27.95	2.94	(c)	3.13	15.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)	0.47	0.49	0.49	(c)	0.49	0.50
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A		N/A	0.50
Net investment income (loss)	1.00	(a)	0.98	1.03	0.99	(c)	1.06	0.81
Portfolio turnover	12	(n)	18	24	24		26	26
Net assets at end of period (000 omitted)	$365,614		$321,629	$306,546	$693,673		$719,973	$766,377

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class R1			11/30/18	11/30/17	11/30/16		11/30/15	11/30/14
	(unaudited)
Net asset value, beginning of period	$25.75		$25.11	$21.01	$21.98		$22.30	$19.91

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.01)	$0.01	$(0.00	)(c)(w)	$0.01	$(0.03)
Net realized and unrealized gain (loss)	1.41		2.38	5.30	0.36		0.45	2.74
Total from investment operations	$1.41		$2.37	$5.31	$0.36		$0.46	$2.71

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.07)	$(0.03)	$(0.04)		$—	$(0.09)
From net realized gain	(2.45)		(1.66)	(1.18)	(1.29)		(0.78)	(0.23)
Total distributions declared to shareholders	$(2.53)		$(1.73)	$(1.21)	$(1.33)		$(0.78)	$(0.32)
Net asset value, end of period (x)	$24.63		$25.75	$25.11	$21.01		$21.98	$22.30
Total return (%) (r)(s)(t)(x)	6.96	(n)	9.98	26.67	1.92	(c)	2.12	13.91

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.47	1.49	1.49	(c)	1.49	1.49
Expenses after expense reductions (f)	1.48	(a)	1.47	1.49	N/A		N/A	1.49
Net investment income (loss)	(0.02	)(a)	(0.02)	0.03	(0.01	)(c)	0.06	(0.16)
Portfolio turnover	12	(n)	18	24	24		26	26
Net assets at end of period (000 omitted)	$28,834		$29,906	$31,074	$30,462		$32,009	$34,440

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class R2			11/30/18	11/30/17	11/30/16		11/30/15	11/30/14
	(unaudited)
Net asset value, beginning of period	$29.44		$28.44	$23.61	$24.52		$24.77	$21.95

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.13	$0.13	$0.11	(c)	$0.14	$0.08
Net realized and unrealized gain (loss)	1.66		2.70	6.00	0.42		0.49	3.04
Total from investment operations	$1.73		$2.83	$6.13	$0.53		$0.63	$3.12

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.17)	$(0.12)	$(0.15)		$(0.10)	$(0.07)
From net realized gain	(2.45)		(1.66)	(1.18)	(1.29)		(0.78)	(0.23)
Total distributions declared to shareholders	$(2.60)		$(1.83)	$(1.30)	$(1.44)		$(0.88)	$(0.30)
Net asset value, end of period (x)	$28.57		$29.44	$28.44	$23.61		$24.52	$24.77
Total return (%) (r)(s)(t)(x)	7.23	(n)	10.51	27.35	2.43	(c)	2.61	14.46

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.97	0.99	0.99	(c)	0.99	0.99
Expenses after expense reductions (f)	0.98	(a)	0.97	0.99	N/A		N/A	0.99
Net investment income (loss)	0.48	(a)	0.46	0.53	0.49	(c)	0.56	0.33
Portfolio turnover	12	(n)	18	24	24		26	26
Net assets at end of period (000 omitted)	$111,117		$116,603	$199,581	$185,959		$209,709	$228,141

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class R3			11/30/18	11/30/17	11/30/16		11/30/15	11/30/14
	(unaudited)
Net asset value, beginning of period	$30.01		$28.96	$24.03	$24.93		$25.16	$22.29

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.21	$0.20	$0.17	(c)	$0.20	$0.14
Net realized and unrealized gain (loss)	1.69		2.75	6.09	0.43		0.50	3.08
Total from investment operations	$1.79		$2.96	$6.29	$0.60		$0.70	$3.22

Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.25)	$(0.18)	$(0.21)		$(0.15)	$(0.12)
From net realized gain	(2.45)		(1.66)	(1.18)	(1.29)		(0.78)	(0.23)
Total distributions declared to shareholders	$(2.71)		$(1.91)	$(1.36)	$(1.50)		$(0.93)	$(0.35)
Net asset value, end of period (x)	$29.09		$30.01	$28.96	$24.03		$24.93	$25.16
Total return (%) (r)(s)(t)(x)	7.37	(n)	10.79	27.61	2.71	(c)	2.89	14.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.72	0.74	0.74	(c)	0.74	0.74
Expenses after expense reductions (f)	0.73	(a)	0.72	N/A	N/A		0.74	0.74
Net investment income (loss)	0.73	(a)	0.73	0.78	0.74	(c)	0.81	0.59
Portfolio turnover	12	(n)	18	24	24		26	26
Net assets at end of period (000 omitted)	$555,256		$585,524	$493,211	$405,222		$482,657	$531,858

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class R4			11/30/18	11/30/17	11/30/16		11/30/15	11/30/14
	(unaudited)
Net asset value, beginning of period	$30.60		$29.49	$24.44	$25.34		$25.55	$22.62

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.29	$0.27	$0.23	(c)	$0.26	$0.20
Net realized and unrealized gain (loss)	1.71		2.79	6.20	0.43		0.52	3.12
Total from investment operations	$1.85		$3.08	$6.47	$0.66		$0.78	$3.32

Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.31)	$(0.24)	$(0.27)		$(0.21)	$(0.16)
From net realized gain	(2.45)		(1.66)	(1.18)	(1.29)		(0.78)	(0.23)
Total distributions declared to shareholders	$(2.79)		$(1.97)	$(1.42)	$(1.56)		$(0.99)	$(0.39)
Net asset value, end of period (x)	$29.66		$30.60	$29.49	$24.44		$25.34	$25.55
Total return (%) (r)(s)(t)(x)	7.47	(n)	11.07	27.96	2.95	(c)	3.16	14.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)	0.47	0.49	0.49	(c)	0.49	0.49
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A		N/A	0.49
Net investment income (loss)	0.99	(a)	0.97	1.03	0.98	(c)	1.06	0.83
Portfolio turnover	12	(n)	18	24	24		26	26
Net assets at end of period (000 omitted)	$668,599		$633,571	$836,470	$727,479		$933,126	$1,002,443

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class R6			11/30/18	11/30/17	11/30/16		11/30/15	11/30/14
	(unaudited)
Net asset value, beginning of period	$31.28		$30.10	$24.92	$25.82		$26.02	$23.01

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.32	$0.31	$0.27	(c)	$0.29	$0.22
Net realized and unrealized gain (loss)	1.75		2.86	6.32	0.42		0.53	3.20
Total from investment operations	$1.91		$3.18	$6.63	$0.69		$0.82	$3.42

Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.34)	$(0.27)	$(0.30)		$(0.24)	$(0.18)
From net realized gain	(2.45)		(1.66)	(1.18)	(1.29)		(0.78)	(0.23)
Total distributions declared to shareholders	$(2.82)		$(2.00)	$(1.45)	$(1.59)		$(1.02)	$(0.41)
Net asset value, end of period (x)	$30.37		$31.28	$30.10	$24.92		$25.82	$26.02
Total return (%) (r)(s)(t)(x)	7.53	(n)	11.19	28.11	3.02	(c)	3.24	15.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.38	(a)	0.38	0.39	0.38	(c)	0.38	0.39
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A		N/A	0.39
Net investment income (loss)	1.09	(a)	1.07	1.13	1.10	(c)	1.14	0.93
Portfolio turnover	12	(n)	18	24	24		26	26
Net assets at end of period (000 omitted)	$1,255,831		$1,163,525	$1,411,776	$614,343		$450,440	$360,116

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class 529A			11/30/18	11/30/17	11/30/16		11/30/15	11/30/14
	(unaudited)
Net asset value, beginning of period	$29.89		$28.86	$23.96	$24.88		$25.12	$22.24

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.21	$0.20	$0.17	(c)	$0.19	$0.13
Net realized and unrealized gain (loss)	1.68		2.73	6.07	0.41		0.50	3.09
Total from investment operations	$1.78		$2.94	$6.27	$0.58		$0.69	$3.22

Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.25)	$(0.19)	$(0.21)		$(0.15)	$(0.11)
From net realized gain	(2.45)		(1.66)	(1.18)	(1.29)		(0.78)	(0.23)
Total distributions declared to shareholders	$(2.72)		$(1.91)	$(1.37)	$(1.50)		$(0.93)	$(0.34)
Net asset value, end of period (x)	$28.95		$29.89	$28.86	$23.96		$24.88	$25.12
Total return (%) (r)(s)(t)(x)	7.37	(n)	10.76	27.60	2.65	(c)	2.85	14.75

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.77	0.84	0.84	(c)	0.84	0.84
Expenses after expense reductions (f)	0.76	(a)	0.75	0.76	0.75	(c)	0.76	0.75
Net investment income (loss)	0.72	(a)	0.71	0.76	0.72	(c)	0.77	0.57
Portfolio turnover	12	(n)	18	24	24		26	26
Net assets at end of period (000 omitted)	$27,251		$24,393	$19,684	$14,831		$13,116	$10,975

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class 529B			11/30/18	11/30/17		11/30/16		11/30/15		11/30/14
	(unaudited)
Net asset value, beginning of period	$25.56		$24.89	$20.83		$21.83		$22.17		$19.71

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.04	$(0.00	)(w)	$(0.01	)(c)	$(0.00	)(w)	$(0.04)
Net realized and unrealized gain (loss)	1.39		2.35	5.27		0.36		0.44		2.73
Total from investment operations	$1.38		$2.39	$5.27		$0.35		$0.44		$2.69

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.06)	$(0.03)		$(0.06)		$—		$—
From net realized gain	(2.45)		(1.66)	(1.18)		(1.29)		(0.78)		(0.23)
Total distributions declared to shareholders	$(2.59)		$(1.72)	$(1.21)		$(1.35)		$(0.78)		$(0.23)
Net asset value, end of period (x)	$24.35		$25.56	$24.89		$20.83		$21.83		$22.17
Total return (%) (r)(s)(t)(x)	6.93	(n)	10.17	26.69		1.87	(c)	2.04		13.86

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.28	1.59		1.59	(c)	1.59		1.59
Expenses after expense reductions (f)	N/A		1.28	1.54		1.54	(c)	1.54		1.54
Net investment income (loss)	(0.05	)(a)	0.17	(0.02)		(0.06	)(c)	(0.01)		(0.21)
Portfolio turnover	12	(n)	18	24		24		26		26
Net assets at end of period (000 omitted)	$637		$577	$577		$567		$576		$543

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/19		Year ended
Class 529C			11/30/18	11/30/17		11/30/16		11/30/15		11/30/14
	(unaudited)
Net asset value, beginning of period	$25.26		$24.70	$20.70		$21.71		$22.06		$19.61

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.02)	$(0.00	)(w)	$(0.01	)(c)	$(0.00	)(w)	$(0.04)
Net realized and unrealized gain (loss)	1.39		2.32	5.22		0.35		0.44		2.72
Total from investment operations	$1.38		$2.30	$5.22		$0.34		$0.44		$2.68

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.08)	$(0.04)		$(0.06)		$(0.01)		$—
From net realized gain	(2.45)		(1.66)	(1.18)		(1.29)		(0.78)		(0.23)
Total distributions declared to shareholders	$(2.53)		$(1.74)	$(1.22)		$(1.35)		$(0.79)		$(0.23)
Net asset value, end of period (x)	$24.11		$25.26	$24.70		$20.70		$21.71		$22.06
Total return (%) (r)(s)(t)(x)	6.95	(n)	9.88	26.68		1.85	(c)	2.04		13.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.52	1.59		1.59	(c)	1.59		1.59
Expenses after expense reductions (f)	1.53	(a)	1.52	1.53		1.53	(c)	1.54		1.54
Net investment income (loss)	(0.07	)(a)	(0.07)	(0.02)		(0.06	)(c)	(0.01)		(0.22)
Portfolio turnover	12	(n)	18	24		24		26		26
Net assets at end of period (000 omitted)	$5,615		$5,590	$6,034		$4,860		$4,193		$3,246

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

Massachusetts Investors Growth Stock Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$6,324,521,339	$—	$—	$6,324,521,339
France	46,834,138	146,232,470	—	193,066,608
United Kingdom	83,063,739	57,455,301	—	140,519,040
China	109,685,501	—	—	109,685,501
Taiwan	87,244,103	—	—	87,244,103
Germany	73,320,825	—	—	73,320,825
Ireland	—	42,528,781	—	42,528,781
Mutual Funds	113,099,805	—	—	113,099,805
Total	$6,837,769,450	$246,216,552	$—	$7,083,986,002

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the

Notes to Financial Statements (unaudited) – continued

income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2019, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 11/30/18
Ordinary income (including any short-term capital gains)	$89,925,858
Long-term capital gains	386,001,130

Total distributions	$475,926,988

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/19

Cost of investments	$4,155,167,560
Gross appreciation	3,014,564,883

Gross depreciation	(85,746,441)
Net unrealized appreciation (depreciation)	$2,928,818,442

As of 11/30/18

Undistributed ordinary income	46,680,800
Undistributed long-term capital gain	557,446,655
Post-October capital loss deferral	(24,436,458)
Other temporary differences	(79,816)
Net unrealized appreciation (depreciation)	2,750,855,341

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will

Notes to Financial Statements (unaudited) – continued

convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 5/31/19	Year ended 11/30/18	Six months ended 5/31/19	Year ended 11/30/18
Class A	$34,385,397	$31,007,932	$307,807,614	$207,861,783
Class B	117,314	111,365	4,610,148	3,728,615
Class C	—	495,834	8,165,525	14,588,724
Class I	3,484,579	2,947,640	24,904,302	17,009,520
Class R1	93,826	79,964	2,847,392	2,040,426
Class R2	586,782	1,186,389	9,641,212	11,583,747
Class R3	5,083,934	4,130,331	47,390,642	28,007,250
Class R4	7,104,405	8,599,328	50,899,852	45,610,066
Class R6	13,902,697	16,252,995	91,130,240	78,918,846
Class 529A	222,036	168,493	2,005,833	1,137,890
Class 529B	3,221	1,324	55,665	38,077
Class 529C	16,732	19,359	543,867	401,090
Total	$65,000,923	$65,000,954	$550,002,292	$410,926,034

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $204,118 and $10,780 for the six months ended May 31, 2019, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.23%	$4,803,123
Class B	0.75%	0.25%	1.00%	0.99%	236,460
Class C	0.75%	0.25%	1.00%	1.00%	425,792
Class R1	0.75%	0.25%	1.00%	1.00%	145,124
Class R2	0.25%	0.25%	0.50%	0.50%	280,704
Class R3	—	0.25%	0.25%	0.25%	704,522
Class 529A	—	0.25%	0.25%	0.23%	32,258
Class 529B	0.75%	0.25%	1.00%	1.00%	3,021
Class 529C	0.75%	0.25%	1.00%	1.00%	27,484
Total Distribution and Service Fees					$6,658,488

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended May 31, 2019, this rebate amounted to $352,854, $2,592, $554, $247, $471, $24, $2,574, and $42 for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2019, were as follows:

Amount
Class A	$7,490
Class B	21,020
Class C	1,428
Class 529B	—
Class 529C	59

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the

Notes to Financial Statements (unaudited) – continued

program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended May 31, 2019, were as follows:

Fee
Class 529A	$6,452
Class 529B	151
Class 529C	1,376
Total Program Manager Fees	$7,979

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2019, the fee was $470,227, which equated to 0.0137% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended May 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,180,156.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2019 was equivalent to an annual effective rate of 0.0085% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of

Notes to Financial Statements (unaudited) – continued

$739 and the Retirement Deferral plan, which terminated on December 31, 2018, resulted in a net decrease in expense of $3,899. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended May 31, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB Plan amounted to $15,414 at May 31, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2019, the fee paid by the fund under this agreement was $5,917 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended May 31, 2019, the fund engaged in sale transactions pursuant to this policy, which amounted to $749,120. The sales transactions resulted in net realized gains (losses) of $183,396.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended May 31, 2019, this reimbursement amounted to $136,503, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended May 31, 2019, purchases and sales of investments, other than short-term obligations, aggregated $790,607,959 and $1,088,031,396, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/19		Year ended 11/30/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	5,812,990	$160,878,497	12,617,856	$366,965,850
Class B	65,334	1,572,768	131,008	3,343,983
Class C	215,358	5,064,250	366,205	9,259,012
Class I	2,731,841	81,323,371	2,980,641	90,482,696
Class R1	120,270	2,908,087	174,013	4,360,629
Class R2	362,477	9,943,887	954,476	27,171,141
Class R3	1,579,598	44,721,134	7,993,096	225,403,454
Class R4	2,727,867	76,074,431	2,968,765	87,255,895
Class R6	4,793,953	139,875,592	10,723,817	323,384,293
Class 529A	83,271	2,314,324	187,163	5,450,579
Class 529B	2,245	53,379	3,095	77,010
Class 529C	15,679	372,885	35,215	874,877
	18,510,883	$525,102,605	39,135,350	$1,144,029,419

Shares issued to shareholders in reinvestment of distributions
Class A	11,622,595	$296,492,409	7,265,355	$202,703,720
Class B	211,757	4,635,349	153,905	3,739,883
Class C	331,706	7,211,293	591,167	14,241,203
Class I	869,109	22,822,797	582,050	16,675,739
Class R1	137,283	2,940,609	88,905	2,120,390
Class R2	352,544	8,739,573	416,025	11,290,929
Class R3	2,081,499	52,474,576	1,164,405	32,137,581
Class R4	1,550,236	39,810,060	1,443,700	40,524,659
Class R6	3,500,411	91,990,806	3,079,492	88,289,047
Class 529A	88,791	2,227,869	47,509	1,306,383
Class 529B	2,780	58,886	1,668	39,401
Class 529C	26,733	560,599	17,954	420,311
	20,775,444	$529,964,826	14,852,135	$413,489,246

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/19		Year ended 11/30/18

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(9,813,778)	$(277,734,537)	(19,506,042)	$(576,065,619)
Class B	(340,397)	(8,223,004)	(692,097)	(17,776,237)
Class C	(508,352)	(12,148,793)	(6,443,986)	(159,295,859)
Class I	(1,850,138)	(53,328,291)	(3,470,799)	(104,443,351)
Class R1	(248,324)	(5,928,205)	(338,859)	(8,479,345)
Class R2	(786,581)	(21,464,308)	(4,427,523)	(125,060,667)
Class R3	(4,083,077)	(114,535,136)	(6,677,857)	(194,474,368)
Class R4	(2,445,952)	(69,475,008)	(12,071,486)	(353,429,971)
Class R6	(4,148,596)	(122,129,967)	(23,504,564)	(709,692,337)
Class 529A	(46,732)	(1,306,489)	(100,624)	(2,923,641)
Class 529B	(1,437)	(34,347)	(5,351)	(132,227)
Class 529C	(30,804)	(703,362)	(76,208)	(1,856,135)
	(24,304,168)	$(687,011,447)	(77,315,396)	$(2,253,629,757)

Net change
Class A	7,621,807	$179,636,369	377,169	$(6,396,049)
Class B	(63,306)	(2,014,887)	(407,184)	(10,692,371)
Class C	38,712	126,750	(5,486,614)	(135,795,644)
Class I	1,750,812	50,817,877	91,892	2,715,084
Class R1	9,229	(79,509)	(75,941)	(1,998,326)
Class R2	(71,560)	(2,780,848)	(3,057,022)	(86,598,597)
Class R3	(421,980)	(17,339,426)	2,479,644	63,066,667
Class R4	1,832,151	46,409,483	(7,659,021)	(225,649,417)
Class R6	4,145,768	109,736,431	(9,701,255)	(298,018,997)
Class 529A	125,330	3,235,704	134,048	3,833,321
Class 529B	3,588	77,918	(588)	(15,816)
Class 529C	11,608	230,122	(23,039)	(560,947)
	14,982,159	$368,055,984	(23,327,911)	$(696,111,092)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS

Notes to Financial Statements (unaudited) – continued

have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended May 31, 2019, the fund’s commitment fee and interest expense were $21,083 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$48,940,263	$604,064,460	$539,902,615	$(980)	$(1,323)	$113,099,805

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$611,228	$—

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for Massachusetts Investors Growth Stock Fund is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS GROWTH STOCK FUND

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 17, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2019

*	Print name and title of each signing officer under his or her signature.